Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 572,137,595	$ 408,695,280
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,205,287	19,805,841
Allowance For Loan Losses	$ 12,842,896	$ 9,225,574
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,453,817	3,157,787
Common Stock Shares Outstanding	3,252,884	2,956,854
Treasury Stock Shares Held	200,933	200,933